UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129
Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2006

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments May 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.6%)
	Basic Energy(54.8%)
	Integrated Oil (18.8%)
80,000	BP PLC (ADR) (United Kingdom)	$4,816,000
162,900	Chevron Corp.	8,760,762
65,000	ConocoPhillips	7,009,600
120,000	Exxon Mobil Corp.	6,744,000
70,000	Suncor Energy, Inc. (Canada)	2,757,300
67,300	Total SA (ADR) (France)	7,483,087
		37,570,749
	Oil & Gas Pipelines (5.0%)
50,000	Kinder Morgan, Inc.	3,885,500
335,000	Williams Companies, Inc. (The)	6,167,350
		10,052,850
	Oil & Gas Production (20.2%)
32,200	Anadarko Petroleum Corp.	2,437,540
55,800	Apache Corp.	3,278,808
180,000	Chesapeake Energy Corp.	3,684,600
60,000	Devon Energy Corp.	2,754,000
90,000	EOG Resources, Inc.	4,490,100
105,000	Occidental Petroleum Corp.	7,676,550
40,500	Quicksilver Resources Inc.*	2,114,100
95,000	Spinnaker Exploration Co.*	2,913,650
182,800	Ultra Petroleum Corp. (Canada)*	4,973,988
195,000	XTO Energy Inc.	6,068,400
		40,391,736
	Oil Refining/Marketing (10.8%)
120,000	Marathon Oil Corp.	5,818,800
29,700	Sunoco, Inc.	3,046,329
150,000	Tesoro Corp.	6,540,000
91,000	Valero Energy Corp.	6,244,420
		21,649,549
	Total Basic Energy	109,664,884

	Energy Development & Technology (27.4%)
	Contract Drilling (12.7%)
165,000	ENSCO International Inc.	5,494,500
60,000	GlobalSantaFe Corp. (Cayman Islands)	2,198,400
100,000	Nabors Industries, Ltd. (Bermuda)*	5,511,000
54,800	Noble Corp. (Cayman Islands)	3,102,776
50,000	Patterson-UTI Energy, Inc.	1,324,500
65,000	Pride International, Inc.*	1,465,750
105,000	Rowan Companies, Inc.*	2,887,500
70,000	Transocean Inc. (Cayman Islands)*	3,486,700
		25,471,126

	Oilfield Services/Equipment (14.7%)
69,200	Baker Hughes Inc.	3,196,348
104,500	BJ Services Co.	5,261,575
150,000	Halliburton Co.	6,411,000
80,000	National Oilwell Varco Inc.*	3,600,000
85,000	Schlumberger Ltd. (Netherlands Antilles)	5,811,450
85,000	Smith International, Inc.*	4,994,600
		29,274,973
	Total Energy Development & Technology	54,746,099

	Metals & Basic Materials (16.4%)
	Aluminum (2.7%)
197,500	Alcoa, Inc.		5,352,250

	Chemicals: Major Diversified (1.3%)
55,000	Dow Chemical Co. (The)		2,490,950

	Chemicals: Specialty (3.7%)
102,000	Shin-Etsu Chemical Co., Ltd. (Japan)(a)		3,762,123
776,000	Sumitomo Chemical Co., Ltd. (Japan)(a)		3,632,616
			7,394,739
	Coal (1.9%)
80,000	Peabody Energy Corp.		3,819,200

	Other Metals/Minerals (0.8%)
19,300	Phelps Dodge Corp.		1,686,820

	Precious Metals (2.6%)
50,000	Freeport-McMoRan Copper & Gold, Inc. (Class B)		1,765,000
93,900	Newmont Mining Corp.		3,496,836
			5,261,836
	Pulp & Paper (3.4%)
211,700	International Paper Co.		6,818,857
	Total Metals & Basic Materials		32,824,652

	TOTAL COMMON STOCKS
	(Cost $143,416,032)		197,235,635

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.3%)
	REPURCHASE AGREEMENT
$2,547	Joint repurchase agreement account 3.04% due 06/01/05 (dated 05/31/05; proceeds $2,547,215)(b)
	(Cost $2,547,000)		2,547,000

	TOTAL INVESTMENTS
	(Cost $145,963,032)(c)	99.9%	199,782,635
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	290,433
	NET ASSETS	100.0%	$200,073,068

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

Securities with total market value equal to $7,394,739 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $57,233,865 and the aggregate gross unrealized depreciation is $3,414,262, resulting in net unrealized appreciation of $53,819,603.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005